Equity (Details)	1 Months Ended		12 Months Ended
	Jul. 24, 2022 ₪ / shares	Oct. 31, 2021	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares
Equity (Details) [Line Items]
Ordinary shares price per share description			0.01
Ordinary shares			266,000
Ordinary shares, outstanding			71,716,000	69,656,000
Equity incentive plan, number of additional shares authorized			2,400,000
Expected option term			5 years 6 months	5 years 6 months	5 years 6 months
Company over the requisite service period description			Once the performance metrics are met, vesting of PSUs is subject to continued service to the Company over the requisite service period, which is normally a two-year to four-year period.
Ordinary shares			917,479
Contractual term			10 years
Total intrinsic value of options exercised (in Dollars) | $			$ 200,000	$ 0	$ 300,000
Unvested number of shares			277,681
Unrecognized compensation cost (in Dollars) | $			$ 272,699
Weighted average period over which unrecognized compensation cost will be recognized			1 year 1 month 17 days
Salaries to purchase percentage		15.00%
Fair market value percentage		85.00%
Common stock future issuance			3,625,978
Share price (in New Shekels per share) | ₪ / shares	₪ 0.01
Ownership percentage	15.00%
Ordinary shares percentage			15.00%
Existing holder percentage			15.00%
Shares, Outstanding			71,716,000	69,656,000	67,086,000	65,677,000
Share Repurchase Program, Authorized, Amount | $			$ 50
Treasury Stock, Shares, Acquired				0
Treasury Stock, Value, Acquired, Cost Method | $			$ 1,995,000
Shares Acquired, Average Cost Per Share | $ / shares			$ 7.5
Employee Stock Purchase Plan [Member]
Equity (Details) [Line Items]
Aggregate number shares			5,200,000
2012 Plan [Member]
Equity (Details) [Line Items]
Expected option term			10 years
Ordinary shares			8,094,126
Employee Stock Purchase Plan [Member]
Equity (Details) [Line Items]
Ordinary shares			1,574,022
Restricted Stock [Member]
Equity (Details) [Line Items]
Unrecognized compensation cost (in Dollars) | $			$ 37,100,000
Weighted average period over which unrecognized compensation cost will be recognized			2 years 6 months 3 days
Value of equity classified RSUs vested (in Dollars) | $			$ 16,800,000